NOTES AND LOANS PAYABLE (Tables)	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
Schedule of notes payable

	December 31,
	2025	2024
Notes payable – unrelated parties	$17,474,455	$9,209,896
Note payable – related parties	1,085,703	–
Less current portion	(18,421,385)	(8,958,171)
Long-term portion	$138,773	$251,725

Schedule of maturities of long-term debt

Amount
2026	$18,421,385
2027	4,785
2028	4,785
2029	4,785
2030	4,785
Thereafter	119,633
Total	$18,560,158